UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07056

Nuveen Select Maturities Municipal Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
September 30,
2024
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Select Maturities Municipal Fund
NIM
Nuveen Select Tax-Free Income Portfolio
NXP

Table
of Contents
Important Notices 3
Common Share Information 4
About the Funds’ Benchmarks 6
Fund Performance and Holdings Summaries 7
Portfolios of Investments 12
Statement of Assets and Liabilities 47
Statement of Operations 48
Statement of Changes in Net Assets 49
Financial Highlights 50
Notes to Financial Statements 52
Shareholder Meeting Report 61
Additional Fund Information 62
Glossary of Terms Used in this Report 63
Statement Regarding Basis for Approval of Investment Advisory Contract 64

Important Notices

Portfolio manager commentaries
: The Funds include portfolio manager commentary in their annual shareholder reports. For your
Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.
Fund changes
: For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks
: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.
Fund performance
: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.
nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and
Holding Summaries section within this report.
Management fees:
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.
Changes in Independent Registered Public Accounting Firm
(a) Previous independent registered public accounting firm:
On October 24, 2024, the Funds’ Board of Trustees (the “Board”), upon recommendation from the Audit Committee, dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Funds. KPMG’s audit reports on the Funds’ financial statements as of and for the fiscal years ended March 31, 2024 and
March 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended March 31, 2024 and March 31, 2023, and for the period April
1, 2024 through October 24, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their reports opinion to the subject matter of the disagreement.
During the Funds’ fiscal years ended March 31, 2024 and March 31, 2023 and for the period April 1, 2024 through October 24,
2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).
The Funds provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission stating that KPMG agrees with the above statements.
(b) New independent registered public accounting firm:
On October 24, 2024, the Board, upon recommendation from the Audit
Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the
Funds. During the Funds’ fiscal years ended March 31, 2024 and March 31, 2023 and for the subsequent interim period through
October 24, 2024, the Funds have not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K
304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of September 30, 2024.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page which is at https://www.nuveen.com/resource-center-closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NIM NXP
April $0.0260 $0.0485
May 0.0260 0.0485
June 0.0275 0.0520
July 0.0275 0.0520
August 0.0275 0.0520
September 0.0275 0.0520
Total Distributions from Net Investment Income $0.1620 $0.3050
Yields
NIM NXP
Market Yield
1
3.56% 4.13%
Taxable-Equivalent Yield
1
6.02% 6.98%
1
Market Yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price as of the end of the reporting period.
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 40.8%. Your actual combined federal and state income tax rate may differ from the assumed rate. The
Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
NXP
Maximum aggregate offering 14,000,000

During the current reporting period, NXP sold common shares through its Shelf Offering at a weighted average premium to their
NAV per common share as shown in the accompanying table.
Refer to Notes to Financial Statements, for further details of Shelf Offerings and each Fund’s transactions.
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of September
30, 2024, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
NXP
Common shares sold through shelf offering 1,233,792
Weighted average premium to NAV per common share sold 1.32%
NIM NXP
Common shares cumulatively repurchased and retired 0 0
Common shares authorized for repurchase 1,240,000 4,785,000

About the Funds’ Benchmarks
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Intermediate Index
: An index containing bonds in the S&P Municipal Bond Index that mature between
3 and 15 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance and Holdings
Summaries

The Fund Performance and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data for each Fund shown below represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard &
Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Select Maturities Municipal Fund
Fund Performance and Holdings Summaries September 30, 2024
NIM
Performance*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
Daily Common Share NAV and Share Price
Total Returns as of
September 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NIM at Common Share NAV 9/18/92 2.23% 8.95% 1.73% 2.60%
NIM at Common Share Price 9/18/92 4.85% 13.26% 0.84% 1.95%
S&P Municipal Bond Intermediate Index — 2.43% 8.96% 1.47% 2.40%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$10.10 $9.26 (8.32)% (10.05)%

Holdings
Fund Allocation
(% of net assets)
Municipal Bonds 95.8%
Mortgage-Backed Securities 1.0%
Other Assets & Liabilities, Net 3.3%
Borrowings (0.1)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.7%
AAA 12.8%
AA 32.0%
A 24.5%
BBB 11.6%
BB or Lower 6.7%
N/R (not rated) 8.7%
Total 100%
Portfolio Composition
(% of total investments)
Transportation 16.5%
Tax Obligation/General 16.0%
Housing/Single Family 14.4%
Utilities 13.3%
Tax Obligation/Limited 11.9%
Health Care 10.3%
Housing/Multifamily 3.8%
Other 13.8%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 8.7%
California 8.2%
Texas 8.1%
Ohio 5.7%
New York 4.7%
Wisconsin 4.7%
Pennsylvania 4.2%
New Jersey 4.0%
Colorado 3.9%
Florida 3.7%
Louisiana 2.8%
Puerto Rico 2.7%
Oklahoma 2.6%
Washington 2.5%
North Carolina 2.5%
Michigan 2.1%
Georgia 2.0%
Indiana 1.9%
Alabama 1.6%
District of Columbia 1.5%
Arizona 1.4%
New Hampshire 1.4%
Kentucky 1.4%
North Dakota 1.3%
Oregon 1.2%
Other 15.2%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Select Tax-Free Income Portfolio
Fund Performance and Holdings Summaries September 30, 2024
NXP
Performance*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Daily Common Share NAV and Share Price
Total Returns as of
September 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NXP at Common Share NAV 3/19/92 2.88% 11.51% 1.97% 3.55%
NXP at Common Share Price 3/19/92 6.86% 18.40% 2.98% 4.82%
S&P Municipal Bond Index — 2.98% 10.27% 1.52% 2.57%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$14.76 $15.11 2.37% (0.32)%

Holdings
Fund Allocation
(% of net assets)
Municipal Bonds 98.9%
Other Assets & Liabilities, Net 1.1%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.0%
AAA 6.8%
AA 49.4%
A 26.3%
BBB 6.5%
BB or Lower 2.4%
N/R (not rated) 4.6%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 28.5%
Transportation 21.1%
Tax Obligation/General 18.2%
Health Care 11.4%
Education and Civic
Organizations 8.3%
Utilities 7.2%
U.S. Guaranteed 4.5%
Other 0.8%
Total 100%
States and Territories
1
(% of total municipal bonds)
California 16.0%
Illinois 9.3%
Colorado 8.7%
Texas 6.8%
New Jersey 5.3%
Washington 5.0%
Massachusetts 4.5%
Florida 4.5%
Idaho 3.8%
New York 3.6%
Arizona 3.0%
Oregon 2.9%
Missouri 2.9%
Puerto Rico 2.5%
District of Columbia 1.8%
Michigan 1.6%
Georgia 1.5%
Nebraska 1.5%
Tennessee 1.4%
Connecticut 1.4%
Other 12.0%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Portfolio of Investments September 30, 2024
NIM
(Unaudited)
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.8%
X 120,353,742 MUNICIPAL BONDS - 95.8% X 120,353,742
ALABAMA - 1.5%
$ 120,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024B
4.250% 10/01/39 $ 123,500
100,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024C
4.450 10/01/44 101,374
215,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5.000 11/01/27 231,613
80,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/37 80,727
200,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5.500 10/01/54 223,154
345,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 12/01/31)
4.000 06/01/51 355,397
100,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2022 Sub D-1, (Mandatory Put 6/01/27)
4.000 07/01/52 101,178
125,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4.000 12/01/50 125,735
65,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.000 04/15/27 60,232
135,000 Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 132,574
200,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5.000 08/01/54 217,474
150,000 (a) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5.250 05/01/44 153,920
TOTAL ALABAMA 1,906,878
ALASKA - 0.4%
420,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020A-II
2.000 12/01/35 343,350
100,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II
2.350 12/01/39 78,537
150,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
Series 2022B-1
2.150 06/01/36 123,336
100,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2 Class 2
0.000 06/01/66 14,084
TOTAL ALASKA 559,307
ARIZONA - 1.4%
145,000 (b) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/27 156,486
110,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 111,477
250,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 257,332
100,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4.625 09/01/44 102,422
235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/32 257,553
730,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 816,940
TOTAL ARIZONA 1,702,210

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ARKANSAS - 0.3%
$ 100,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450% 09/01/52 $ 104,883
265,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5.000 09/01/44 273,282
TOTAL ARKANSAS 378,165
CALIFORNIA - 7.8%
100,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Term Rate Series 2018A, (Mandatory Put
4/01/26)
2.625 04/01/45 99,345
100,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 108,099
100,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30)
5.500 10/01/54 111,941
200,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/30 218,606
395,000 California Health Facilities Financing Authority, Revenue Bonds,
El Camino Hospital, Series 2017
3.750 02/01/32 403,343
55,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C,
(Mandatory Put 10/01/25)
5.000 10/01/39 55,572
95,571 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3.250 08/20/36 91,428
205,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San Francisco,
Series 2024A
3.250 08/01/29 208,274
275,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5.000 07/01/31 279,168
1,040,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3.250 12/31/32 1,003,837
150,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3.625 07/01/27 150,319
290,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2015A-
1, (AMT)
3.375 07/01/25 290,086
205,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3.000 11/01/25 204,282
150,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/29 150,415
710,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/27 746,948
30,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/33 31,490
100,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3.000 07/01/43 82,359
200,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-1
2.650 12/01/46 161,316
870,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 103,931
70,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5.000 06/01/51 73,874

Portfolio of Investments September 30, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CALIFORNIA (continued)
$ 100,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series
2014C
5.000% 09/01/32 $ 100,145
55,000 Lake Elsinore Redevelopment Agency, California, Special Tax
Bonds, Community Facilities District 90-2, Series 2007A - AGM
Insured
4.500 10/01/24 55,000
1,070,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5.875 08/01/28 1,188,412
2,000,000 Palomar Pomerado Health, California, General Obligation Bonds,
Series 2009A - AGC Insured
0.000 08/01/25 1,944,437
2,000,000 San Diego Community College District, California, General
Obligation Bonds, Refunding Series 2011
0.000 08/01/37 1,323,439
415,000 (b) San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2014A, (Pre-refunded 1/15/25)
5.000 01/15/29 417,483
215,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
5.000 07/01/25 216,771
TOTAL CALIFORNIA 9,820,320
COLORADO - 3.8%
750,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project,
Senior Series 2017, (AMT)
4.000 06/30/30 757,278
300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/36 320,704
600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)
5.000 08/01/49 613,253
295,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A
5.000 12/01/34 341,241
300,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3.125 09/01/42 303,702
100,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2.000 05/01/42 69,425
235,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 133,746
70,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/34 82,893
100,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/27 105,654
100,000 (a) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5.250 12/01/39 101,283
355,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 305,050
380,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 277,342
500,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 501,102
100,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/31 110,244
100,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
4.000 07/15/40 101,024
100,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
3.500 12/01/27 99,796
500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 503,377
TOTAL COLORADO 4,727,114

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CONNECTICUT - 1.0%
$ 50,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000% 07/01/28 $ 51,956
180,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2016A-2, (Mandatory Put 7/01/26)
2.000 07/01/42 175,283
80,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1.850 05/15/38 59,721
450,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2022C-1
4.250 11/15/37 467,123
335,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2023B
4.200 11/15/38 345,956
100,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4.550 11/15/44 102,316
TOTAL CONNECTICUT 1,202,355
DELAWARE - 0.5%
210,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1.250 10/01/45 204,455
100,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4.450 07/01/44 101,689
100,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4.200 07/01/39 102,565
150,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4.450 07/01/44 152,662
TOTAL DELAWARE 561,371
DISTRICT OF COLUMBIA - 1.4%
105,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5.000 10/01/30 105,020
230,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4.000 10/01/41 228,603
300,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5.000 10/01/32 350,857
480,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital Improvement Projects, Refunding Second Senior Lien
Series 2022A - AGM Insured
4.000 10/01/52 471,119
250,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, (AMT)
5.000 10/01/31 253,561
330,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/34 365,398
TOTAL DISTRICT OF COLUMBIA 1,774,558
FLORIDA - 3.5%
125,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3.000 09/01/28 125,911
395,000 (b) Citizens Property Insurance Corporation, Florida, Coastal
Account Senior Secured Bonds, Series 2015A-1, (Pre-refunded
12/01/24)
5.000 06/01/25 396,012
125,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 133,341
1,300,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/36 1,367,145
975,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 1,004,172
45,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3.750 07/01/33 45,433
100,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3.950 07/01/39 101,444
100,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2.050 07/01/41 71,627

Portfolio of Investments September 30, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
FLORIDA (continued)
$ 300,000 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2014
4.000% 09/01/34 $ 300,106
200,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4.000 09/01/34 201,917
15,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5.000 10/01/27 16,062
200,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014, (AMT)
5.000 10/01/27 200,226
150,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2024A, (AMT)
5.000 10/01/29 162,313
90,000 (b) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, BRCH Corporation Obligated Group, Refunding
Series 2014, (Pre-refunded 12/01/24)
5.000 12/01/31 90,208
260,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0.000 09/01/34 177,082
TOTAL FLORIDA 4,392,999
GEORGIA - 1.9%
100,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5.000 04/01/34 103,098
250,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2020A
2.600 12/01/32 230,242
240,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A
4.150 12/01/38 247,191
100,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024A
4.100 12/01/39 102,559
1,000,000 Georgia State, General Obligation Bonds, Series 2021A 5.000 07/01/27 1,072,321
265,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019B, (Mandatory Put 12/02/24)
4.000 08/01/49 265,057
100,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4.000 07/01/52 101,257
100,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 99,877
150,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 163,440
TOTAL GEORGIA 2,385,042
HAWAII - 0.8%
310,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2019
3.200 07/01/39 261,670
665,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Series 2017A, (AMT)
3.100 05/01/26 639,597
20,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5.000 07/01/29 20,320
45,000 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries,
Special Purpose Revenue Bonds, Deparment of Budget and
Finance of the State of Hawaii, Series 2015, (AMT)
3.250 01/01/25 44,299
TOTAL HAWAII 965,886
IDAHO - 0.6%
100,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A
4.450 01/01/44 101,335
475,000 Nez Perce County, Idaho, Pollution Control Revenue Bonds,
Potlatch Corporation Project, Refunding Series 2016
2.750 10/01/24 475,000
170,000 (a) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 164,168
TOTAL IDAHO 740,503

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ILLINOIS - 8.3%
$ 25,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2.700% 03/01/26 $ 24,920
25,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 24,953
65,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 65,022
25,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2.700 03/01/26 24,919
35,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 34,934
40,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 40,014
1,215,000 (c) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 1,270,205
750,000 (a) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
6.750 12/01/30 822,735
290,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
5.000 12/01/30 299,271
200,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D
5.000 12/01/31 206,039
300,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C
5.000 12/01/24 300,490
310,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2015A
5.000 01/01/33 310,812
100,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5.500 01/01/39 110,502
190,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/25 190,793
180,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/26 184,064
100,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4.000 11/15/41 100,640
590,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 10,
Refunding Series 2017 - BAM Insured
3.300 03/01/28 593,314
180,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-2
4.000 11/01/30 182,169
250,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1
4.000 11/01/30 253,020
260,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2021B, (Mandatory Put 8/15/31)
5.000 08/15/53 289,861
280,000 Illinois Housing Development Authority, Revenue Bonds, Green
Series 2021B
2.150 10/01/41 204,098
400,000 Illinois State, General Obligation Bonds, February Series 2014 5.000 02/01/25 401,851
325,000 (b) Illinois State, General Obligation Bonds, February Series 2014,
(Pre-refunded 1/14/25)
5.000 02/01/26 326,504
210,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/24 210,279
100,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 106,255
385,000 (d) Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/29 418,705
400,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5.000 10/01/32 426,108
610,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/32 625,632
605,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/36 607,760
365,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/28 380,172
200,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/29 208,219
395,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/30 410,618
290,000 (b) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (ETM)
5.000 06/01/25 293,943

Portfolio of Investments September 30, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ILLINOIS (continued)
$ 255,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015
5.000% 03/01/33 $ 256,662
160,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
5.000 03/01/34 161,029
TOTAL ILLINOIS 10,366,512
INDIANA - 1.8%
170,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A
5.000 10/01/32 169,667
100,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0.950 12/01/38 97,065
590,000 Indiana Finance Authority, Environmental Revenue Bonds, Duke
Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT),
(Mandatory Put 6/01/32)
4.500 05/01/35 600,291
80,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5.000 10/01/24 80,000
30,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 21,488
350,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social PAC Series 2021B
2.125 07/01/41 254,595
155,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/31 155,179
200,000 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond
Anticipation Notes Series 2023
5.250 09/28/28 200,079
250,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5.000 02/01/29 250,447
400,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng Series
2019A, (AMT), (Mandatory Put 6/05/26)
5.000 12/01/44 409,675
TOTAL INDIANA 2,238,486
IOWA - 0.4%
200,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4.125 02/15/35 200,007
200,000 (b) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/32)
4.000 12/01/50 219,847
100,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021B
2.200 07/01/41 73,855
TOTAL IOWA 493,709
KANSAS - 0.1%
100,000 (a) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas 2B
3 and 5, Series 2022
5.750 09/01/39 103,983
TOTAL KANSAS 103,983
KENTUCKY - 1.3%
30,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/36 29,673
225,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A, (AMT)
2.000 02/01/32 191,670
275,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022B, (AMT)
3.700 01/01/32 272,400
550,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/31 568,187
100,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2020A, (Mandatory Put 6/01/26)
4.000 12/01/50 100,980
500,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 460,797
25,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5.000 04/01/29 27,354
TOTAL KENTUCKY 1,651,061

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
LOUISIANA - 2.7%
$ 165,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5.000% 12/01/39 $ 163,875
30,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
2.350 12/01/41 23,481
485,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2022A
3.850 12/01/37 491,091
100,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4.000 12/01/39 101,825
535,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2.500 04/01/36 456,566
920,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 906,593
195,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/30 204,023
310,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/29 319,265
155,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/25 158,580
155,000 (b) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5.000 06/01/32 157,211
105,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100 12/01/40 117,827
100,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 97,992
165,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4.000 12/01/33 168,281
TOTAL LOUISIANA 3,366,610
MAINE - 0.2%
105,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2.050 11/15/41 74,105
100,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2.400 11/15/41 76,048
55,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D
2.550 11/15/40 45,593
140,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C
2.150 11/15/41 101,894
TOTAL MAINE 297,640
MARYLAND - 1.0%
335,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/30 340,714
245,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
2.700 09/01/34 221,284
230,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021A
1.950 09/01/41 159,626
175,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
2.100 09/01/41 126,381
400,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2.450 09/01/41 319,928
120,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5.000 07/01/37 141,076
TOTAL MARYLAND 1,309,009

Portfolio of Investments September 30, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MASSACHUSETTS - 1.1%
$ 200,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000% 07/01/27 $ 199,851
100,000 (a) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4.000 10/01/32 100,647
80,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/33 84,472
100,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/36 104,203
50,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G
5.000 07/01/35 54,902
100,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4.550 12/01/44 102,326
115,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2.800 12/01/39 101,214
70,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2.125 12/01/40 51,854
65,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2.200 12/01/41 47,772
65,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2.350 06/01/39 51,327
200,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/37 236,525
200,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/38 234,780
TOTAL MASSACHUSETTS 1,369,873
MICHIGAN - 2.0%
155,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5.500 07/01/29 165,908
150,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Water & Sewerage Department Sewage
Disposal System Local Project, Second Lien Series 2015C
5.000 07/01/34 151,911
530,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory Put
12/01/28)
5.000 12/01/43 571,309
50,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3.800 10/01/38 50,026
270,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2.250 10/01/41 201,180
320,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2.700 12/01/34 288,064
360,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2.600 12/01/40 300,551
125,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2.150 12/01/41 90,927
25,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4.000 10/01/61 25,143
705,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5.000 12/01/33 716,369
TOTAL MICHIGAN 2,561,388
MINNESOTA - 0.8%
64,449 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2.850 06/01/47 54,408
165,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3.900 07/01/43 161,317
105,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.500 07/01/40 86,513
70,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2.000 07/01/40 50,863

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MINNESOTA (continued)
$ 100,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2.200% 07/01/41 $ 73,855
115,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.350 07/01/41 90,361
325,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4.000 12/01/52 329,508
175,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/28 166,647
TOTAL MINNESOTA 1,013,472
MISSISSIPPI - 0.5%
130,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3.200 09/01/28 130,007
100,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2.375 06/01/44 66,262
30,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A
2.000 12/01/40 21,673
440,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C
4.650 12/01/44 452,323
TOTAL MISSISSIPPI 670,265
MISSOURI - 0.5%
100,000 Branson Industrial Development Authority, Missouri, Tax
Increment Revenue Bonds, Branson Shoppes Redevelopment
Project, Refunding Series 2017A
4.000 11/01/26 99,926
60,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2.000 11/01/41 42,338
490,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2023B
4.100 11/01/38 499,821
TOTAL MISSOURI 642,085
MONTANA - 0.3%
325,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2.125 05/01/33 281,943
25,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2.000 12/01/41 17,621
100,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4.450 12/01/44 101,679
TOTAL MONTANA 401,243
NEBRASKA - 1.0%
190,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 203,873
75,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.600 09/01/34 66,916
515,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.300 09/01/32 458,040
230,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2.300 09/01/41 178,685
100,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5.000 12/15/27 102,660
100,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2.000 06/01/27 97,002
140,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2.000 12/15/50 82,973
TOTAL NEBRASKA 1,190,149
NEVADA - 0.3%
200,000 (b) Clark County, Nevada, General Obligation Bonds, Flood Control
Series 2014, (Pre-refunded 11/01/24)
4.000 11/01/33 200,104
65,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4.000 07/01/34 66,099
100,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2.200 10/01/41 73,641

Portfolio of Investments September 30, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEVADA (continued)
$ 40,000 (a) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series
2019A
2.750% 06/15/28 $ 39,156
TOTAL NEVADA 379,000
NEW HAMPSHIRE - 1.3%
241,398 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4.125 01/20/34 245,289
393,254 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-1 Class A
4.375 09/20/36 404,788
146,105 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4.000 10/20/36 146,367
208,878 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4.250 07/20/41 210,251
149,704 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3.625 08/20/39 143,581
295,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4.000 12/01/28 300,257
125,000 (b) New Hampshire Business Finance Authority, Water Facility
Revenue Bonds, Pennichuck Water Works Inc. Project , Series
2015A., (Pre-refunded 1/01/26), (AMT)
4.250 01/01/36 126,442
100,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4.500 07/01/44 101,540
TOTAL NEW HAMPSHIRE 1,678,515
NEW JERSEY - 3.8%
35,000 (b) Gloucester County Pollution Control Financing Authority,
New Jersey, Pollution Control Revenue Bonds, Logan Project,
Refunding Series 2014A, (AMT), (ETM)
5.000 12/01/24 35,087
220,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.000 01/01/28 220,233
1,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5.000 06/15/27 1,013,421
170,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5.250 09/15/29 170,199
250,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2.200 10/01/39 224,541
95,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3.750 12/01/31 94,786
500,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000 06/01/30 539,047
150,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000 06/01/31 162,347
35,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4.000 06/01/32 38,005
1,280,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/33 936,473
170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3.750 06/15/33 171,925
210,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/28 223,795
685,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/29 729,476
235,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/36 246,800
TOTAL NEW JERSEY 4,806,135

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW MEXICO - 0.2%
$ 90,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2.800% 07/01/34 $ 82,427
100,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2.100 07/01/41 72,370
100,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4.100 09/01/39 102,473
TOTAL NEW MEXICO 257,270
NEW YORK - 4.5%
115,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5.000 06/01/40 112,910
200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/28 201,149
750,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5.000 12/01/36 796,661
60,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5.000 01/01/40 58,990
20,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
4.000 01/01/32 21,050
135,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3.000 01/01/33 132,012
125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5.000 05/01/38 143,993
275,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024D-1
5.000 11/01/27 296,165
350,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series A-1
5.000 08/01/29 390,661
100,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3.625 11/01/33 100,761
255,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2.600 11/01/34 227,769
240,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3.500 11/01/34 241,114
330,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3.800 11/01/62 332,556
120,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2.650 10/01/34 107,614
100,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2.300 10/01/40 79,249
75,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2.200 04/01/36 62,274
245,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2.450 10/01/41 195,822
245,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2.950 10/01/37 217,530
100,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000 07/01/32 100,006
230,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000 07/01/33 230,009
160,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/34 160,228
620,000 (c) New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 620,001

Portfolio of Investments September 30, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW YORK (continued)
$ 70,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000% 07/01/46 $ 67,869
80,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 80,149
500,000 (c) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/29 538,624
100,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/33 109,718
TOTAL NEW YORK 5,624,884
NORTH CAROLINA - 2.4%
100,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4.550 07/01/44 101,885
400,000 (d) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4.000 07/01/39 407,241
100,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4.000 07/01/39 101,655
85,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2.800 01/01/40 72,915
720,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 2023-50
3.950 07/01/38 733,034
1,365,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5.000 01/01/29 1,399,766
250,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0.000 07/01/27 225,616
TOTAL NORTH CAROLINA 3,042,112
NORTH DAKOTA - 1.2%
120,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds, Refunding
Series 2024A
3.450 04/01/27 120,855
270,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/46 190,260
55,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C
3.200 07/01/39 49,999
55,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A
2.700 07/01/35 48,992
95,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B
2.350 07/01/40 76,169
100,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A
2.250 07/01/41 74,598
675,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2022F
3.950 07/01/37 687,469
200,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/28 207,094
100,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/43 100,522
TOTAL NORTH DAKOTA 1,555,958
OHIO - 5.4%
155,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/27 161,180
75,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/29 80,327
130,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/31 140,739
100,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/32 108,100

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
OHIO (continued)
$ 250,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000% 06/01/34 $ 269,755
120,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/35 129,244
100,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/48 93,507
290,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 273,309
480,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5.000 06/15/43 441,562
20,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding &
Improvement Series 2021
3.000 08/01/40 16,821
150,000 (d) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005A, (AMT)
3.750 01/01/29 150,071
225,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007A, (AMT), (Mandatory Put 10/01/29)
2.500 08/01/40 212,385
350,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007B, (AMT), (Mandatory Put 10/01/29)
2.500 11/01/42 330,377
100,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014B, (AMT), (Mandatory Put 10/01/29)
2.600 06/01/41 94,846
400,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dayton Power & Light Company Project, Refunding Collateralized
Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 410,710
200,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dueke Energy Corporation Project, Refunding Series 2022A,
(AMT), (Mandatory Put 6/01/27)
4.250 11/01/39 203,712
45,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3.750 01/15/28 45,014
50,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5.000 01/15/36 54,319
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3.000 09/01/39 88,491
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2.750 09/01/40 85,866
25,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2.250 09/01/40 19,032
100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4.350 09/01/44 100,889
2,520,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5.700 02/15/34 2,960,747
85,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2.250 11/15/36 69,614
70,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5.375 03/01/27 70,130
200,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.375 12/01/37 220,084
TOTAL OHIO 6,830,831

Portfolio of Investments September 30, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
OKLAHOMA - 2.5%
$ 75,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020
4.000% 12/01/28 $ 78,679
115,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2.750 09/01/31 109,784
800,000 Caddo County Governmental Building Authority, Oklahoma,
Sales Tax Revenue Bonds, Refunding Series 2018
3.625 09/01/33 773,977
330,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/34 343,175
100,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/35 105,003
250,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A
5.000 12/01/31 268,545
200,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
1.250 07/01/26 195,332
230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/28 242,286
105,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 108,718
95,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 98,120
100,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/37 106,825
45,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2.650 09/01/35 40,212
495,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2022A
3.800 09/01/37 500,316
160,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/31 172,444
TOTAL OKLAHOMA 3,143,416
OREGON - 1.2%
1,325,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Deferred Interest
Series 2017B
0.000 06/15/31 1,033,631
335,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5.000 07/01/46 375,359
95,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2.250 07/01/41 70,868
TOTAL OREGON 1,479,858
PENNSYLVANIA - 4.0%
130,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5.000 05/01/28 134,955
36,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 39,144
502,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 497,648
250,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 159,390
2,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-2
6.000 06/30/34 2,175
75,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 76,766
4,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024B-1
8.000 06/30/34 4,000

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 235,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4.000% 06/01/39 $ 236,791
375,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A
3.000 09/01/29 374,855
225,000 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 206,600
230,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/25 233,615
250,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2017A, (AMT), (Mandatory Put 8/01/25)
4.250 08/01/37 250,292
150,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/42 120,847
245,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.400 10/01/32 234,277
25,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3.650 10/01/32 24,246
170,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2.950 10/01/34 159,524
150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2.300 10/01/35 128,459
200,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2.350 10/01/40 158,728
200,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4.000 10/01/37 202,118
440,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/29 455,512
860,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/35 885,614
400,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5.000 12/01/32 422,481
20,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3.375 06/01/26 19,420
TOTAL PENNSYLVANIA 5,027,457
PUERTO RICO - 2.6%
250,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/30 264,966
260,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/35 273,074
557,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 503,974
165,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/29 138,319
597,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/31 461,345
351,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 248,985
207,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 207,409
100,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 101,035
140,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 139,931
71,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 70,965
79,896 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.375 07/01/25 80,372

Portfolio of Investments September 30, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
PUERTO RICO (continued)
$ 175,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625% 07/01/27 $ 182,783
115,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 124,253
119,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 132,428
199,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 135,337
177,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 177,338
50,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 49,951
TOTAL PUERTO RICO 3,292,465
RHODE ISLAND - 0.4%
100,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5.000 09/01/36 100,625
180,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2.250 10/01/41 133,902
205,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2.350 10/01/36 171,103
50,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2.550 10/01/40 41,520
80,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500 06/01/45 80,304
TOTAL RHODE ISLAND 527,454
SOUTH CAROLINA - 0.9%
170,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 121,766
970,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4.750 07/01/43 1,003,135
TOTAL SOUTH CAROLINA 1,124,901
SOUTH DAKOTA - 0.4%
75,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A
2.100 11/01/41 54,049
105,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B
2.050 11/01/41 74,880
110,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B
2.300 11/01/37 92,534
225,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
4.000 11/01/37 226,255
TOTAL SOUTH DAKOTA 447,718
TENNESSEE - 0.8%
125,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4.000 12/01/51 127,221
165,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 180,085
65,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2.300 07/01/41 50,580
100,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4.050 07/01/37 101,341
375,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A
5.200 07/01/43 400,457
40,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A
4.500 07/01/44 40,616
100,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-XL0448
4.150 07/01/38 103,275
TOTAL TENNESSEE 1,003,575

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS - 7.8%
$ 40,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000% 01/01/28 $ 40,871
55,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/30 56,113
1,000,000 (b) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/31 1,015,296
25,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/34 26,805
200,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2015
4.000 02/15/35 200,236
1,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5.000 02/15/27 1,057,184
50,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 50,015
200,000 Grand Prairie Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2015
4.000 02/15/31 200,574
110,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022B, (Mandatory Put 12/01/28)
5.000 06/01/50 119,147
385,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A - AGM Insured
5.000 11/15/26 385,883
705,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/42 303,155
465,000 (c) Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/32 516,167
50,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Refunding Series 2014,
(AMT)
5.000 07/01/29 50,023
500,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5.000 11/15/39 500,866
200,000 Klein Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2015A
4.000 08/01/32 201,053
430,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/28 437,733
50,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.000 12/01/25 50,149
100,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.250 12/01/28 100,831
300,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
5.000 02/15/26 309,696
100,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 100,464
245,000 (b) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7.000 09/01/43 304,203
500,000 (b) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 623,677
110,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2023A
5.000 01/01/27 116,139
100,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.750 01/01/36 86,043
300,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.875 01/01/41 244,827
100,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
3.000 01/01/50 73,461
100,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2.000 08/15/46 61,900

Portfolio of Investments September 30, 2024
(continued)
NIM

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 100,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2.050% 09/01/41 $ 71,471
300,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)
5.500 01/01/54 326,804
150,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)
5.500 01/01/54 170,695
515,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A
4.000 12/31/38 521,069
150,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/35 154,313
500,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5.000 08/01/36 553,857
500,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C
5.000 08/15/34 500,715
210,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/28 228,384
TOTAL TEXAS 9,759,819
UTAH - 0.4%
250,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.250 07/01/36 281,493
160,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.600 07/01/44 164,004
TOTAL UTAH 445,497
VIRGINIA - 1.1%
100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4.000 10/01/39 101,860
250,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/36 267,680
150,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 01/01/38 159,886
115,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/38 126,142
445,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/39 485,311
150,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 9/02/25)
0.750 10/01/40 144,390
100,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2010A, (Mandatory Put 5/28/27)
3.800 11/01/40 102,533
TOTAL VIRGINIA 1,387,802
WASHINGTON - 2.4%
150,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/31 155,879
400,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5.000 05/01/31 415,576
100,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2.200 06/01/41 73,929
327,589 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-1
Class A
3.500 12/20/35 313,221
110,000 (d) Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4.084 03/20/40 109,391
600,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel
Tax & Vehicle Related Fees, Refunding Series R-2024C
5.000 08/01/27 643,852

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WASHINGTON (continued)
$ 250,000 Washington State, General Obligation Bonds, Refunding Various
Purpose Series R-2018D
5.000% 08/01/27 $ 268,414
500,000 Washington State, General Obligation Bonds, Various Purpose
Group 1 Series 2024C
5.000 02/01/26 517,168
595,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5.500 12/01/33 569,355
TOTAL WASHINGTON 3,066,785
WEST VIRGINIA - 0.6%
100,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
4.500 06/01/27 101,216
190,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Series 2010, (Mandatory Put 12/15/25)
0.625 12/01/38 181,201
80,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/25 80,091
265,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
3.375 06/01/29 264,322
145,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4.400 11/01/44 146,727
TOTAL WEST VIRGINIA 773,557
WISCONSIN - 4.5%
500,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5.000 04/01/30 553,986
600,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.500 12/01/37 615,697
345,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/30)
3.700 10/01/46 348,922
350,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2.875 05/01/27 339,918
65,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 65,067
175,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 175,846
40,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/41 35,121
80,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series
2021A
4.000 10/15/34 83,046
200,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020B-2, (Mandatory Put 2/15/27)
5.000 02/15/51 205,706
1,555,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015
5.000 12/15/26 1,561,271
565,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2020A
2.700 09/01/35 502,093
100,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2.500 11/01/41 76,957
100,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)
3.875 11/01/54 100,977
240,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5.000 05/01/32 280,021
650,000 Wisconsin State, Transportation Revenue Bonds, Refunding
Series 2024-2
5.000 07/01/26 679,082
TOTAL WISCONSIN 5,623,710

Portfolio of Investments September 30, 2024
(continued)
NIM

Investment in Derivatives
Total Return Swaps - OTC Uncleared
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WYOMING - 0.2%
$ 210,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3.625% 07/15/39 $ 198,847
25,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1
2.625 12/01/35 21,905
60,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 1
4.200 12/01/38 62,078
TOTAL WYOMING 282,830
TOTAL MUNICIPAL BONDS
(Cost $120,102,498) 120,353,742
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
– MORTGAGE-BACKED SECURITIES - 1.0% –
692,206 Federal Home Loan Mortgage Corporation, Notes, 2023
23-ML15
4.140 01/25/40 714,148
194,411 Federal Home Loan Mortgage Corporation, Notes, 2022 M068 3.150 10/15/36 178,269
66,710 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series
2021, 2021 21-ML08
1.877 07/25/37 55,287
105,805 Freddie Mac Multi-Family ML Certificates, Series ML 10, Series
2021, 2021 ML10
2.032 01/25/38 85,554
249,486 Freddie Mac Multi-Family ML Certificates, Series ML 22 Class
A-US, Series 2024, 2024 24-ML22
4.683 10/25/40 271,870
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,328,381) 1,305,128
TOTAL LONG-TERM INVESTMENTS
(Cost $121,430,879) 121,658,870
BORROWINGS - (0.1)% (f) (93,458)
OTHER ASSETS & LIABILITIES, NET -   3.3% 4,136,765
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 125,702,177
Fund Unrealized
Pay/ Underlying Pay/Receive Floating Payment Maturity Notional Appreciation
Counterparty Receive (g) Reference Units Floating Rate Rate Frequency Date Amount (Depreciation)
Toronto-Dominion
Bank
Pay TDCENRGY Index (h) (1,912) Receive SOFR minus
0.60%
Maturity Date 3/9/26 (248,888) (50,832)
Toronto-Dominion
Bank
Pay TDCENRGY Index (h) (1,902) Receive SOFR minus
0.60%
Maturity Date 3/9/26 (247,586) (60,314)
Toronto-Dominion
Bank
Pay TDCENRGY Index (h) (2,549) Receive SOFR minus
0.60%
Maturity Date 3/9/26 (331,807) (82,179)
Toronto-Dominion
Bank
Pay TDCENRGY Index (h) (2,522) Receive SOFR minus
0.60%
Maturity Date 3/9/26 (328,292) (83,130)
Toronto-Dominion
Bank
Pay TDCENRGY Index (h) (2,535) Receive SOFR minus
0.60%
Maturity Date 3/9/26 (329,985) (88,607)
Toronto-Dominion
Bank
Pay TDCENRGY Index (h) (2,020) Receive SOFR minus
0.60%
Maturity Date 3/9/26 (262,946) (70,794)
Total (1,749,504) (435,856)
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $7,209,452 or 5.9% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) When-issued or delayed delivery security.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Borrowings as a percentage of Total Investments is 0.1%.

(g) Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.
(h) The following table represents the individual positions within each Toronto-Dominion Bank total return swaps:
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,825) (36,609) 14.7%
Brookfield Renewable Corp (137) (4,461) 1.8%
Clearway Energy Inc (36) (1,095) 0.4%
Constellation Energy Corp (284) (73,760) 29.6%
Innergex Renewable Energy Inc (83) (870) 0.3%
NextEra Energy Inc (123) (10,405) 4.2%
Northland Power Inc (167) (3,906) 1.6%
Public Service Enterprise Group Inc (417) (37,193) 14.9%
Vistra Corp (680) (80,589) 32.4%
Total (248,888) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,815) (36,417) 14.7%
Brookfield Renewable Corp (136) (4,438) 1.8%
Clearway Energy Inc (35) (1,089) 0.4%
Constellation Energy Corp (282) (73,375) 29.6%
Innergex Renewable Energy Inc (83) (866) 0.3%
NextEra Energy Inc (122) (10,351) 4.2%
Northland Power Inc (167) (3,885) 1.6%
Public Service Enterprise Group Inc (415) (36,999) 14.9%
Vistra Corp (676) (80,167) 32.4%
Total (247,586) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,433) (48,805) 14.7%
Brookfield Renewable Corp (182) (5,947) 1.8%
Clearway Energy Inc (48) (1,459) 0.4%
Constellation Energy Corp (378) (98,334) 29.6%
Innergex Renewable Energy Inc (111) (1,160) 0.3%
NextEra Energy Inc (164) (13,872) 4.2%
Northland Power Inc (223) (5,207) 1.6%
Public Service Enterprise Group Inc (556) (49,585) 14.9%
Vistra Corp (906) (107,437) 32.4%
Total (331,807) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,407) (48,288) 14.7%
Brookfield Renewable Corp (180) (5,884) 1.8%
Clearway Energy Inc (47) (1,444) 0.4%
Constellation Energy Corp (374) (97,293) 29.6%
Innergex Renewable Energy Inc (110) (1,148) 0.3%
NextEra Energy Inc (162) (13,725) 4.2%
Northland Power Inc (221) (5,152) 1.6%
Public Service Enterprise Group Inc (550) (49,059) 14.9%
Vistra Corp (897) (106,299) 32.4%
Total (328,292) 100%

Portfolio of Investments September 30, 2024
(continued)
NIM

Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (2,420) (48,537) 14.7%
Brookfield Renewable Corp (181) (5,915) 1.8%
Clearway Energy Inc (47) (1,451) 0.4%
Constellation Energy Corp (376) (97,794) 29.6%
Innergex Renewable Energy Inc (110) (1,154) 0.3%
NextEra Energy Inc (163) (13,796) 4.2%
Northland Power Inc (222) (5,178) 1.6%
Public Service Enterprise Group Inc (553) (49,312) 14.9%
Vistra Corp (901) (106,848) 32.4%
Total (329,985) 100%
Description Shares Value % of Index
COMMON STOCKS
AES Corp/The (1,928) (38,677) 14.7%
Brookfield Renewable Corp (144) (4,713) 1.8%
Clearway Energy Inc (38) (1,156) 0.4%
Constellation Energy Corp (300) (77,927) 29.6%
Innergex Renewable Energy Inc (88) (919) 0.3%
NextEra Energy Inc (130) (10,993) 4.2%
Northland Power Inc (177) (4,126) 1.6%
Public Service Enterprise Group Inc (440) (39,294) 14.9%
Vistra Corp (718) (85,141) 32.4%
Total (262,946) 100%
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Portfolio of Investments September 30, 2024
NXP
(Unaudited)
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
X 717,857,500 MUNICIPAL BONDS - 98.9% X 717,857,500
ALABAMA - 0.2%
$ 1,450,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250% 10/01/49 $ 1,580,173
TOTAL ALABAMA 1,580,173
ARIZONA - 3.0%
255,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017F
3.000 07/01/26 253,862
2,350,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017F
5.000 07/01/47 2,395,169
1,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4.000 07/01/51 889,811
1,465,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/54 1,477,607
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5.000 01/01/38 2,067,223
1,950,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5.000 07/01/37 2,000,572
1,250,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A
5.000 07/01/34 1,265,232
3,185,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5.000 07/01/44 3,382,833
5,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5.000 07/01/49 5,166,014
2,410,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/37 2,697,021
TOTAL ARIZONA 21,595,344
ARKANSAS - 0.5%
500,000 (a) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7.000 07/01/59 495,413
6,555,000 Arkansas Development Finance Authority, Tobacco Settlement
Revenue Bonds, Arkansas Cancer Research Center Project,
Series 2006 - AMBAC Insured
0.000 07/01/46 2,389,822
500,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5.000 03/01/43 546,869
TOTAL ARKANSAS 3,432,104
CALIFORNIA - 15.8%
11,000,000 Alhambra Unified School District, Los Angeles County,
California, General Obligation Bonds, Capital Appreciation
Series 2009B - AGC Insured
0.000 08/01/41 6,116,660
4,245,000 Anaheim City School District, Orange County, California,
General Obligation Bonds, Election 2002 Series 2007 - AGM
Insured
0.000 08/01/31 3,474,441
2,840,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0.000 09/01/30 2,392,646
6,740,000 (b) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured, (ETM)
0.000 09/01/35 4,857,948
5,760,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0.000 09/01/35 4,021,968
1,175,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024B, (AMT)
5.250 07/01/49 1,290,579

Portfolio of Investments September 30, 2024
(continued)
NXP

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CALIFORNIA (continued)
$ 120,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000% 06/01/49 $ 113,679
2,645,000 Cypress Elementary School District, Orange County, California,
General Obligation Bonds, Series 2009A - AGM Insured
0.000 05/01/34 1,980,458
2,440,000 Eureka Unified School District, Humboldt County, California,
General Obligation Bonds, Series 2002 - AGM Insured
0.000 08/01/27 2,264,942
3,290,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 4, Series 2007A - NPFG Insured
0.000 10/01/24 3,290,000
2,275,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 4, Series 2007A - NPFG Insured
0.000 10/01/28 2,048,527
1,000,000 Fresno, California, Airport Revenue Bonds, Series 2023A - BAM
Insured, (AMT)
5.000 07/01/53 1,068,376
6,080,000 (b) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AMBAC Insured, (ETM)
0.000 06/01/28 5,518,603
6,060,000 Grossmont Union High School District, San Diego County,
California, General Obligation Bonds, Series 2006 - NPFG
Insured
0.000 08/01/25 5,919,750
1,495,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0.000 08/01/33 1,147,106
4,055,000 Kern Community College District, California, General
Obligation Bonds, Series 2003A - FGIC Insured
0.000 03/01/28 3,705,124
3,480,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
6.250 08/01/43 3,518,515
450,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6.500 11/01/39 588,848
11,985,000 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002, Series
2007C - AGM Insured
0.000 08/01/32 9,546,435
1,195,000 Palmdale School District, Los Angeles County, California,
General Obligation Bonds, Series 2003 - AGM Insured
0.000 08/01/28 1,082,627
3,000,000 Palomar Pomerado Health, California, General Obligation
Bonds, Capital Appreciation, Election of 2004, Series 2007A -
NPFG Insured
0.000 08/01/25 2,911,882
8,790,000 Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0.000 08/01/29 7,627,165
12,240,000 (b) Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006 - FGIC
Insured, (ETM)
0.000 10/01/34 8,995,291
1,500,000 Placer Union High School District, Placer County, California,
General Obligation Bonds, Series 2004C - AGM Insured
0.000 08/01/32 1,188,359
8,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2009A
0.000 08/01/32 6,371,006
8,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Election 2008 Series 2009A
0.000 08/01/33 6,154,719
3,940,000 Rancho Mirage Redevelopment Agency, California, Tax
Allocation Bonds, Combined Whitewater and 1984 Project
Areas, Series 2003A - NPFG Insured
0.000 04/01/35 2,727,807
2,755,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Series 2007 - AGM
Insured
0.000 07/01/25 2,700,944
3,570,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5.000 07/01/48 3,832,716

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,110,000 Sierra Sands Unified School District, Kern County, California,
General Obligation Bonds, Election of 2006, Series 2006A -
FGIC Insured
0.000% 11/01/28 $ 1,871,166
6,025,000 Simi Valley Unified School District, Ventura County, California,
General Obligation Bonds, Election of 2004 Series 2007C
0.000 08/01/30 5,129,369
1,150,000 Woodside Elementary School District, San Mateo County,
California, General Obligation Bonds, Election of 2005, Series
2007 - AMBAC Insured
0.000 10/01/30 969,952
TOTAL CALIFORNIA 114,427,608
COLORADO - 8.6%
4,150,000 Arkansas River Power Authority, Colorado, Power Supply
System Revenue Bonds, Refunding Series 2018A
5.000 10/01/43 4,254,034
5,625,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5.250 12/01/49 6,327,557
150,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4.000 08/01/44 146,149
1,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/44 1,669,007
540,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4.000 08/01/49 515,489
5,000,000 Colorado School of Mines Board of Trustees, Golden,
Colorado, Institutional Enterprise Revenue Bonds, Series
2017B
5.000 12/01/47 5,158,526
2,475,000 Colorado State, Certificates of Participation, Rural Series 2020A 4.000 12/15/37 2,559,614
9,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/47 9,567,489
2,275,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/45 2,581,223
4,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5.000 12/01/43 4,627,288
8,350,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 7,175,111
1,295,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/32 985,345
4,475,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 3,266,066
12,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2006A - NPFG Insured
0.000 09/01/38 6,347,820
1,000,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A
5.000 12/01/33 1,020,239
620,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A
5.000 12/01/35 631,761
5,000,000 Windy Gap Firming Project Water Activity Enterprise, Colorado,
Senior Revenue Bonds, Series 2021
5.000 07/15/51 5,360,305
TOTAL COLORADO 62,193,023
CONNECTICUT - 1.4%
2,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Avon Old Farms School, Series 2021D-1
2.625 07/01/51 1,370,951
2,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Fairfield University, Series 2022U
4.000 07/01/52 2,407,906
5,390,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2021A
4.000 05/01/40 5,564,500
750,000 University of Connecticut, General Obligation Bonds, Series
2015A
5.000 03/15/31 773,696
TOTAL CONNECTICUT 10,117,053

Portfolio of Investments September 30, 2024
(continued)
NXP

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 1.8%
$ 1,500,000 (b) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail
& Capital improvement Projects, Second Senior Lien Series
2009C, (Pre-refunded 10/01/26) - AGC Insured
6.500% 10/01/41 $ 1,617,837
2,000,000 Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail
Capital Appreciation, Second Senior Lien Series 2010B
6.500 10/01/44 2,218,558
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5.250 10/01/53 5,377,251
2,450,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5.250 10/01/49 2,675,743
1,070,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Green Series 2021A
4.000 07/15/46 1,055,707
TOTAL DISTRICT OF COLUMBIA 12,945,096
FLORIDA - 4.4%
1,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 1,031,034
1,700,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.000 07/01/44 1,791,871
3,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 3,143,677
6,590,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 6,787,172
2,000,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5.000 10/01/42 2,055,070
1,545,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5.000 10/01/47 1,579,960
1,000,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
4.125 11/15/51 984,471
1,565,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.500 11/15/54 1,782,029
1,500,000 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland
Regional Health, Series 2015
5.000 11/15/45 1,502,772
5,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5.000 10/01/40 5,129,785
5,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT)
5.000 10/01/49 5,153,758
1,090,000 Orange County Health Facilities Authority, Florida, Revenue
Bonds, Presbyterian Retirement Communities Project, Series
2024
5.000 08/01/54 1,151,521
TOTAL FLORIDA 32,093,120
GEORGIA - 1.5%
3,665,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4.000 07/01/49 3,644,322
3,775,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D, (Mandatory Put 12/01/30)
5.000 12/01/54 4,034,740
1,250,000 (c) Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A, (WI/DD)
5.250 01/01/49 1,383,931
1,570,000 (c) Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A - BAM Insured, (WI/DD)
5.250 01/01/54 1,736,446
TOTAL GEORGIA 10,799,439

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
GUAM - 1.2%
$ 7,250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5.000% 11/15/39 $ 7,294,056
1,460,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5.000 01/01/46 1,484,478
TOTAL GUAM 8,778,534
HAWAII - 1.0%
6,895,000 Hawaii State, Airport System Revenue Bonds, Series 2015A,
(AMT)
5.000 07/01/41 6,939,442
TOTAL HAWAII 6,939,442
IDAHO - 3.7%
5,000,000 Boise City Water Renewal System, Idaho, Revenue Bonds,
Refunding Series 2022
5.000 09/01/47 5,440,291
1,600,000 Boise State University, Idaho, General Revenue Bonds, Series
2023A
5.000 04/01/48 1,756,103
10,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2014A
5.000 03/01/44 10,001,448
1,220,000 Idaho Housing & Finance Association, Idaho, Sales Tax
Revenue Bonds, Transportation Expansion & Congestion
Mitigation Fund, Series 2023A
5.250 08/15/48 1,370,263
2,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5.625 11/01/43 2,111,043
6,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5.875 11/01/53 6,306,453
TOTAL IDAHO 26,985,601
ILLINOIS - 9.2%
2,050,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 2,143,144
1,790,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C
5.000 12/01/30 1,847,222
725,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016B
6.500 12/01/46 754,661
1,500,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A
5.000 12/01/38 1,561,094
3,900,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Series 1999A - FGIC Insured
0.000 12/01/28 3,341,319
55,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0.000 12/01/28 47,198
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024A
5.250 01/01/48 5,461,033
880,000 Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A
6.000 01/01/38 920,097
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5.000 01/01/41 1,601,798
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5.250 01/01/53 5,479,425
1,190,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5.250 11/01/53 1,303,214
2,500,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/46 2,485,117
1,720,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/29 1,457,824
765,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0.000 06/15/30 634,443
45,000 (b) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A,
(ETM)
0.000 06/15/30 38,071
2,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/30 2,033,908

Portfolio of Investments September 30, 2024
(continued)
NXP

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
ILLINOIS (continued)
$ 17,195,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000% 12/15/31 $ 13,421,968
1,350,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/35 917,416
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/36 9,546,501
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/37 1,246,629
9,370,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/39 5,298,685
5,000,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015
5.000 03/01/28 5,039,855
TOTAL ILLINOIS 66,580,622
INDIANA - 1.3%
1,600,000 (b) Indiana Bond Bank, Special Program Bonds, Carmel Junior
Waterworks Project, Series 2008B - AGM Insured, (ETM)
0.000 06/01/30 1,362,765
2,040,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
5.000 12/01/40 2,055,363
5,060,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2020A
4 .000 07/01/45 4,786,645
500,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5.250 01/01/49 556,867
1,000,000 Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2005Z - AGM
Insured
0.000 07/15/28 892,619
TOTAL INDIANA 9,654,259
IOWA - 0.2%
1,165,000 (b) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5.000 12/01/50 1,365,679
TOTAL IOWA 1,365,679
KENTUCKY - 0.1%
805,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6.750 07/01/43 946,531
TOTAL KENTUCKY 946,531
LOUISIANA - 0.6%
1,870,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5.000 12/01/42 1,935,934
500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5.500 09/01/54 551,618
2,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5.000 12/01/53 2,170,857
TOTAL LOUISIANA 4,658,409
MASSACHUSETTS - 4.5%
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2016BB-1
4.000 10/01/46 9,877,515
2,230,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2016BB-1
5.000 10/01/46 2,311,067
6,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5.000 12/01/46 6,611,090
600,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3.625 07/01/37 553,672

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 3,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015B
4.000% 05/01/45 $ 2,996,972
2,415,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A
5.000 06/01/47 2,498,286
5,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A
5.000 06/01/50 5,405,825
1,000,000 Newburyport, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Refunding Series 2013
4.000 01/15/30 1,000,543
480,000 University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2014-1
5.000 11/01/39 480,522
255,000 (b) University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2014-1, (Pre-refunded 11/01/24)
5.000 11/01/39 255,342
220,000 (b) University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2014-1, (Pre-refunded 11/01/24)
5.000 11/01/39 220,295
210,000 (b) University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2014-1, (Pre-refunded 11/01/24)
5.000 11/01/39 210,282
TOTAL MASSACHUSETTS 32,421,411
MICHIGAN - 1.5%
5,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2024A
5.250 07/01/54 5,571,353
385,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5.000 04/15/38 391,185
4,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I
5.000 04/15/35 4,170,920
1,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5.500 12/01/48 1,117,009
TOTAL MICHIGAN 11,250,467
MINNESOTA - 1.1%
1,500,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2024A
5.250 01/01/54 1,654,912
1,000,000 (c) Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2024
4.000 05/01/50 981,962
1,300,000 (c) Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2024
5.000 05/01/54 1,409,387
3,850,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6.000 09/01/51 3,929,921
TOTAL MINNESOTA 7,976,182
MISSOURI - 2.8%
5,000,000 Jackson County, Missouri, Special Obligation Bonds, Series
2023A
5.250 12/01/47 5,524,104
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/54 7,230,915
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0.000 04/15/30 4,200,918
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5.000 11/15/38 2,001,573
1,700,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4.000 02/15/54 1,623,332
TOTAL MISSOURI 20,580,842
NEBRASKA - 1.5%
3,550,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 3,809,205
3,000,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017
5.000 11/15/47 3,057,919
545,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
4.125 11/01/36 546,821

Portfolio of Investments September 30, 2024
(continued)
NXP

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEBRASKA (continued)
$ 2,700,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5.000% 11/01/45 $ 2,721,324
250,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/26 252,604
305,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/27 307,121
TOTAL NEBRASKA 10,694,994
NEVADA - 0.7%
1,710,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5.000 09/01/37 1,764,108
3,000,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Series 2015
5.000 06/01/34 3,007,937
TOTAL NEVADA 4,772,045
NEW JERSEY - 5.3%
3,495,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds,  Series 2013
5.000 01/01/37 3,504,917
940,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5.125 01/01/39 941,050
2,000,000 (b) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5.500 06/15/31 2,136,054
305,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5.000 07/01/28 309,842
260,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5.000 07/01/29 263,983
4,900,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0.000 12/15/28 4,318,589
35,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/34 24,823,673
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5.250 06/15/29 2,032,072
TOTAL NEW JERSEY 38,330,180
NEW MEXICO - 0.7%
1,000,000 Farmington Municipal School District 5, San Juan County, New
Mexico, General Obligation Bonds, School Building Series
2015
5.000 09/01/28 1,019,476
3,000,000 New Mexico Mortgage Finance Authority, Multifamily Housing
Revenue Bonds, St Anthony, Series 2007A, (AMT)
5.250 09/01/42 3,007,960
1,035,000 University of New Mexico, Revenue Bonds, Refunding &
Improvement Subordinate Lien Series 2016A
4.500 06/01/36 1,056,851
TOTAL NEW MEXICO 5,084,287
NEW YORK - 3.6%
2,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2019A-1, (Mandatory Put 11/15/24)
5.000 11/15/48 2,002,261
1,260,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2015 Series HH
5.000 06/15/37 1,275,639
3,775,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-2
5.250 06/15/47 4,256,191
10,000,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020A
4.000 03/15/45 9,994,489
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT)
5.250 08/01/47 2,714,864

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1
5.250% 05/15/59 $ 5,565,228
TOTAL NEW YORK 25,808,672
NORTH CAROLINA - 0.1%
1,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023B, (AMT)
5.000 07/01/48 1,064,467
TOTAL NORTH CAROLINA 1,064,467
OHIO - 0.2%
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 942,445
250,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 249,310
TOTAL OHIO 1,191,755
OKLAHOMA - 0.9%
1,230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/38 1,270,457
5,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2023
5.500 01/01/53 5,565,042
TOTAL OKLAHOMA 6,835,499
OREGON - 2.9%
500,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/54 536,429
1,505,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5.000 06/15/36 1,586,641
60,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5.000 06/15/40 62,872
500,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
5.000 11/15/52 496,238
2,000,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Deferred Interest Series
2017A
0.000 06/15/41 954,746
2,130,000 Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A
5.000 08/15/50 2,234,058
2,000,000 Oregon Facilities Authority, Revenue Bonds, Willamette
University, Refunding Series 2016B
5.000 10/01/40 2,019,987
5,000,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021A
4.000 07/01/44 5,054,028
3,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2024-30A, (AMT)
5.250 07/01/54 3,271,383
2,500,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5.000 05/15/46 2,529,774
750,000 Washington and Clackamas Counties School District 23J
Tigard-Tualatin, Oregon, General Obligation Bonds, Series
2017
5.000 06/15/30 799,152
1,500,000 Yamhill County, Oregon, Revenue Bonds, George Fox
University Project, Refunding Series 2021
4.000 12/01/36 1,534,499
TOTAL OREGON 21,079,807
PENNSYLVANIA - 0.9%
1,500,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3.750 10/01/47 1,343,906
4,935,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1
5.000 06/15/31 5,104,002
65,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1,
(Pre-refunded 6/15/26)
5.000 06/15/31 67,536
TOTAL PENNSYLVANIA 6,515,444

Portfolio of Investments September 30, 2024
(continued)
NXP

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
PUERTO RICO - 2.5%
$ 21,600,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000% 07/01/46 $ 7,330,766
2,550,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.750 07/01/53 2,557,849
4,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 3,998,028
3,624,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.784 07/01/58 3,633,669
536,540 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 351,434
TOTAL PUERTO RICO 17,871,746
SOUTH CAROLINA - 0.3%
1,940,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5.000 07/01/48 1,987,501
TOTAL SOUTH CAROLINA 1,987,501
SOUTH DAKOTA - 0.1%
1,000,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5.000 11/01/35 1,019,283
TOTAL SOUTH DAKOTA 1,019,283
TENNESSEE - 1.4%
4,695,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.250 07/01/56 5,143,403
5,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5.000 07/01/49 5,212,579
TOTAL TENNESSEE 10,355,982
TEXAS - 6.7%
110,000 (b) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/33 111,683
85,000 (b) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/34 86,300
240,000 (b) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/35 243,671
1,160,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
5.000 12/01/45 1,167,010
520,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/24 517,380
110,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/24 109,460
2,935,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/30 2,402,896
480,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/30 392,978
1,405,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/32 1,003,634
2,510,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/36 1,371,052
12,480,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/41 4,834,475
2,235,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0.000 11/15/32 1,394,135
4,230,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Third Lien Series 2004A-3 - NPFG Insured
0.000 11/15/35 2,207,244
3,045,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0.000 11/15/34 1,923,666
8,110,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0.000 11/15/38 3,918,182

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TEXAS (continued)
$ 5,325,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5.000% 02/15/41 $ 5,954,135
13,410,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A
5.000 02/15/53 14,514,383
1,500,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
5.000 02/15/50 1,568,588
430,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 431,996
290,000 (b) North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Capital Appreciation Series 2008I, (Pre-
refunded 1/01/25) - AGC Insured
6.200 01/01/42 292,040
2,000,000 (b) North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Capital Appreciation Series 2008I, (Pre-
refunded 1/01/25)
6.500 01/01/43 2,015,292
200,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2016A
4.000 11/15/42 199,391
2,410,000 Texas Turnpike Authority, Central Texas Turnpike System
Revenue Bonds, First Tier Series 2002A - AMBAC Insured
0.000 08/15/25 2,342,994
TOTAL TEXAS 49,002,585
UTAH - 0.3%
2,095,000 Millard School District, Utah,  Lease Revenue Bonds, Local
Building Authority Series 2024 - BAM Insured
5.000 05/15/49 2,329,142
TOTAL UTAH 2,329,142
VIRGIN ISLANDS - 0.2%
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 1,722,903
TOTAL VIRGIN ISLANDS 1,722,903
WASHINGTON - 4.9%
5,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5.000 04/01/44 5,184,581
3,485,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5.000 08/01/46 3,681,353
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5.000 10/01/32 4,009,379
5,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5.000 10/01/38 5,001,553
8,390,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series 2021B
4.000 07/01/58 8,068,493
5,710,000 Washington State, General Obligation Bonds, Various Purpose
Series 2015B
5.000 02/01/37 5,742,443
2,060,000 Washington State, General Obligation Bonds, Various Purpose
Series 2016A-1
5.000 08/01/39 2,085,743
2,115,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2003F - NPFG Insured
0.000 12/01/27 1,940,629
TOTAL WASHINGTON 35,714,174

Portfolio of Investments September 30, 2024
(continued)
NXP

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
WISCONSIN - 1.3%
$ 3,290,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5.000% 06/01/39 $ 3,291,851
2,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
4.000 11/15/46 1,898,928
3,855,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016
5.000 12/01/41 3,965,316
TOTAL WISCONSIN 9,156,095
TOTAL MUNICIPAL BONDS
(Cost $668,043,434) 717,857,500
TOTAL LONG-TERM INVESTMENTS
(Cost $668,043,434) 717,857,500
OTHER ASSETS & LIABILITIES, NET -   1.1% 8,157,689
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 726,015,189
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $18,499,495 or 2.6% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) When-issued or delayed delivery security.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2024 (Unaudited) NIM NXP
ASSETS
Long-term investments, at value
†
$ 121,658,870 $ 717,857,500
Cash 42,953 3,430,821
Receivables:
Interest 1,350,625 6,614,563
Investments sold 841,933 –
Shares sold – 230,906
Sale of Vistra Vision interest
#(1)
4,023,168 5,908,283
Deferred offering costs – 242,571
Other 2,606 136,003
Total assets 127,920,155 734,420,647
LIABILITIES
Borrowings 93,458 –
Unrealized depreciation on total return swaps contracts 435,856 –
Payables:
Management fees 47,462 109,474
Dividends 335,772 2,431,420
Interest 83 368
Investments purchased - regular settlement 81,859 —
Investments purchased - when-issued/delayed-delivery settlement 1,066,248 5,475,835
Vistra Vision sale transactions costs
(1)
97,166 142,695
Accrued expenses:
Custodian fees 35,453 47,508
Investor relations 2,378 9,047
Trustees fees 2,143 134,202
Professional fees 17,568 20,348
Shareholder reporting expenses 2,201 17,791
Shareholder servicing agent fees 331 2,956
Other — 13,814
Total liabilities 2,217,978 8,405,458
Net assets applicable to common shares $ 125,702,177 $ 726,015,189
Common shares outstanding 12,446,597 49,183,420
Net asset value ("NAV") per common share outstanding $ 10.10 $ 14.76
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 124,466 $ 491,834
Paid-in capital 123,856,804 689,833,469
Total distributable earnings (loss) 1,720,907 35,689,886
Net assets applicable to common shares $ 125,702,177 $ 726,015,189
Authorized shares:
Common Unlimited Unlimited
†
Long-term investments, cost $ 121,430,879 $ 668,043,434
#
Net of discount of $ 268,834 $ 394,800
(1)
Refer to Note 4 of the Notes to Financial Statements for more information.

Statement of Operations
See Notes to Financial Statements

Six Months Ended September 30, 2024 (Unaudited) NIM NXP
INVESTMENT INCOME
Dividends $ 18,863 $ 27,702
Interest 2,381,524 15,954,182
Total investment income 2,400,387 15,981,884
EXPENSES
– –
Management fees 287,273 654,408
Shareholder servicing agent fees 1,048 8,971
Interest expense 313 6,500
Trustees fees 2,350 13,143
Custodian expenses, net 26,588 37,023
Investor relations expenses 3,285 17,466
Professional fees 28,987 45,783
Shareholder reporting expenses 12,425 30,783
Stock exchange listing fees 3,943 7,780
Other 6,979 18,240
Total expenses 373,191 840,097
Net investment income (loss) 2,027,196 15,141,787
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 2,008,827 1,972,837
Swap contracts (655,979) —
Net realized gain (loss) 1,352,848 1,972,837
Change in unrealized appreciation (depreciation) on:
Investments (235,740) 2,930,095
Swap contracts (435,856) —
Net change in unrealized appreciation (depreciation) (671,596) 2,930,095
Net realized and unrealized gain (loss) 681,252 4,902,932
Net increase (decrease) in net assets applicable to common shares from operations $ 2,708,448 $ 20,044,719

Statement of Changes in Net Assets
See Notes to Financial Statements

NIM NXP
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
Unaudited
Six Months Ended
9/30/24
Year Ended
3/31/24
OPERATIONS
Net investment income (loss) $ 2,027,196 $ 3,850,109 $ 15,141,787 $ 28,587,867
Net realized gain (loss) 1,352,848 1,108,535 1,972,837 (2,647,731)
Net change in unrealized appreciation (depreciation) (671,596) (577,161) 2,930,095 5,458,669
Net increase (decrease) in net assets applicable to common shares from operations 2,708,448 4,381,483 20,044,719 31,398,805
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (2,016,349) (3,883,338) (14,707,768) (27,510,589)
Total distributions (2,016,349) (3,883,338) (14,707,768) (27,510,589)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs — — 18,179,384 15,928,457
Reinvestments of distributions — — 170,705 455,655
Net increase (decrease) applicable to common shares from capital share transactions — — 18,350,089 16,384,112
Net increase (decrease) in net assets applicable to common shares 692,099 498,145 23,687,040 20,272,328
Net assets applicable to common shares at the beginning of the period 125,010,078 124,511,933 702,328,149 682,055,821
Net assets applicable to common shares at the end of the
period $ 125,702,177 $ 125,010,078 $ 726,015,189 $ 702,328,149

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NIM
9/30/24(d) $ 10.04 $ 0.16 $ 0.06 $ 0.22 $ (0.16) $ — $ (0.16) $ — $ 10.10 $ 9.26
3/31/24 10.00 0.31 0.04 0.35 (0.31) — (0.31) — 10.04 8.99
3/31/23 10.26 0.28 (0.27) 0.01 (0.27) — (0.27) — 10.00 9.23
3/31/22 10.77 0.27 (0.51) (0.24) (0.27) — (0.27) — 10.26 9.58
3/31/21 10.44 0.29 0.41 0.70 (0.32) (0.05) (0.37) — 10.77 10.68
3/31/20 10.56 0.31 (0.11) 0.20 (0.32) — (0.32) — 10.44 9.77
NXP
9/30/24(d) 14.65 0.31 0.11 0.42 (0.31) — (0.31) — 14.76 15.11
3/31/24 14.57 0.60 0.06 0.66 (0.58) — (0.58) —(f) 14.65 14.44
3/31/23 15.13 0.51 (0.51) — (0.56) — (0.56) — 14.57 14.31
3/31/22 16.34 0.43 (1.09) (0.66) (0.55) — (0.55) — 15.13 14.43
3/31/21 15.77 0.59 0.53 1.12 (0.55) — (0.55) — 16.34 17.39
3/31/20 15.51 0.58 0.23 0.81 (0.55) — (0.55) — 15.77 14.97
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NIM
NXP
9/30/24(d )
— %
— %
3/31/24
—
—
3/31/23
—
—
3/31/22
—
—
3/31/21
—
—
3/31/20
—
—
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
2.23% 4.85% $ 125,702 0.59% (e) 3.23% (e) 11%
3.61 0.85 125,010 0.58 3.13 23
0.17 (0.79) 124,512 0.57 2.84 21
(2.31) (7.98) 127,668 0.56 2.54 13
6.73 13.22 134,048 0.56 2.69 12
1.83 1.14 129,879 0.56 2.88 13
2.88 6.86 726,015 0.24 (e) 4.30 (e) 10
4.70 5.11 702,328 0.23 4.21 26
0.07 3.19 682,056 0.24 3.53 22
(4.24) (14.16) 708,249 0.29 3.26 13
7.16 20.16 271,091 0.26 3.64 10
5.19 5.89 261,438 0.26 3.60 10
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Select Maturities Municipal Fund (NIM)
Nuveen Select Tax-Free Income Portfolio (NXP)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NIM and NXP were organized as Massachusetts business trusts on July 23, 1992 and January 29, 1992, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is September 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common shares transactions through the date of the report. Total return is computed based on the NAV used for processing security and common shares transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Fund
Gross
Custodian Fee
Credits
NIM
$ —
NXP
—

Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

Notes to Financial Statements
(continued)
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described later in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
NIM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 120,353,742 $ – $ 120,353,742
Mortgage-Backed Securities – 1,305,128 – 1,305,128
Investments in Derivatives:
Total Return Swaps – (435,856) – (435,856)
Total $ – $ 121,2 23,014 $ – $ 121,223 , 014
NXP
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 717,857,500 $ – $ 717,857,500
Total $ – $ 717,857,500 $ – $ 717,857,500
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, the Funds will receive proceeds from the sale over a series of payments from Vistra through December
31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5. Derivative Investments
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the
Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Total Return Swap Contracts:
During the current fiscal period, NIM used total return swaps to help manage the equity risk of the portfolio’s Vistra
Vision exposure.
In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
NIM
$ 12,305,678 $ 767,881 $ 16,713,560 $ 1,641
NXP
76,190,493 — 67,014,311 —

Notes to Financial Statements
(continued)
entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade.
An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.
Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of
"Change in net unrealized appreciation (depreciation) of swaps" and realized gains and losses are recognized as a component of “Net realized gain
(loss) from swaps” on the Statement of Operations.
For over-the-counter ("OTC") swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
As of the end of the reporting period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
NXP has filed a registration statement with the Securities and Exchange Commission
(“ SEC”) authorizing the Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during prior fiscal periods.
Under this Shelf Offering, the Fund, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above the Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Fund
Average Notional Amount of Swap Contracts
Outstanding
*
NIM $ 436,413
Gross Amounts Not Offset on
the Statement of Assets and
Liabilities
Fund Counterparty
Gross
Unrealized
Appreciation
Total Return
Swaps**
Gross
Unrealized
(Depreciation)
Total Return
Swaps**
Net Unrealized
Appreciation
(Depreciation) on
Total Return Swaps
Total Return
Swaps
Premium
Paid
(Received)
Financial
Instruments***
Collateral
Pledged
to (from)
Counterparty Net Exposure
NIM
Toronto-Dominion
Bank $  - $ (435,856) $ (435,856) $ - $-   $-   $ (435,856)
**     Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
***         Represents inverse floating rate securities available to offset.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
NIM
Total Return Swaps Equity - $ – Unrealized depreciation on
swap contracts
$ (435,856)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
NIM
Swap contracts Equity $ (655,979) $ (435,856)

Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the
Fund’s current and prior fiscal period were as follows:
Costs incurred by the Fund in connection with its initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
NXP
Six Month
Ended
9/30/24
Year Ended
3/31/24
1
Additional authorized common shares 14,000,000 14,000,000
Common shares sold 1,233,792 1,101,796
Offering proceeds, net of offering costs 18,179,384 15,928,457
1
Represents additional authorized shares for the period July 5, 2023 through March 31, 2024.
NIM NXP
Six Months
Ended
9/30/24
Year Ended
3/31/24
Six Months
Ended
9/30/24
Year Ended
3/31/24
Common Shares:
Sold through shelf offering — — 1,233,792 1,101,796
Issued to shareholders due to reinvestment of distributions — — 11,643 31,500
Total — — 1,245,435 1,133,296
Weighted average common share:
Price per share repurchased and retired $– $– $– $14.46
Premium to NAV per shelf offering common share sold –% –% 1.32% 0.56%
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NIM
$ 121,296,787 $ 3,452,167 $ (3,525,940) $ (73,773)
NXP
663,646,762 56,135,535 (1,924,797) 54,210,738

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Placeholder: Returns Snippet Content (Note 7 - Utilized Capital Loss Carryforwards sentence and table)
8. Management Fees and Other Transactions with Affiliates
The annual fund-level fee, payable monthly is calculated according to the following schedules:
For the period April 1, 2023 through April 30, 2024 annual complex-level fee, payable monthly, for each Fund was calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NIM
$ 344,570 $ 13 $ 431,431 $ 576,406 $ — $ — $ (323,612) $ 1,028,808
NXP
4,088,345 196 — 50,790,717 (22,202,680) — (2,323,643) 30,352,935
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 1, 2024 and paid on April 1, 2024.
Fund
Short-Term Long-Term Total
NIM
$ — $ — $ —
NXP
1
5,876,054 16,326,626 22,202,680
1
A portion of NXP’s capital loss carryforwards is subject to a limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets*
NIM
Fund-Level Fee Rate
For the first $125 million 0.3000%
For the next $125 million 0.2875
For the next $250 million 0.2750
For the next $500 million 0.2625
For the next $1 billion 0.2500
For the next $3 billion 0.2250
For managed assets over $5 billion 0.2125
Average Daily Net Assets*
NXP
Fund-Level Fee Rate
For the first $125 million 0.0500%
For the next $125 million 0.0375
For the next $250 million 0.0250
For the next $500 million 0.0125
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year.
Effective May 1, 2024 the annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year.
As of September 30, 2024, the annual complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an,  “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
NIM
0.1569%
NXP
0.1569%
Fund
Purchases Sales
Realized
Gain (Loss)
NIM
$ — $ — $ —
NXP
10,017,953 2,900,575 (128,242)

Notes to Financial Statements
(continued)
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Borrowings and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
10. Subsequent Events
Total Return Swap Contracts:
In connection with the sale of the Vistra Vision interests as noted earlier in these Notes to Financial Statements , as of October 8, 2024, NIM is no longer invested in the total return swaps that were used to help manage the equity risk of the portfolio’s Vistra Vision exposure.
Fund
Maximum
Outstanding
Balance
NIM
$ 253,744
NXP
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NIM
4 $ 213,673 6.41%
NXP
— — —

Shareholder Meeting Report

(Unaudited)
The annual meeting of shareholders for NIM and NXP was held on August 8, 2024; at this meeting the shareholders were asked to elect Board
Members.
The vote totals for NIM and NXP are set forth below:
NIM NXP
Common
Shares
Common
Shares
Approval of the Board Members was reached as follows:
Joanne T. Medero
For 10,086,913 38,484,259
Withhold 239,258 1,353,974
Total 10,326,171 39,838,233
Albin F. Moschner
For 10,124,796 38,467,879
Withhold 201,375 1,370,354
Total 10,326,171 39,838,233
Loren M. Starr
For 10,167,391 38,494,518
Withhold 158,780 1,343,715
Total 10,326,171 39,838,233
Matthew Thornton III
For 10,128,865 38,437,843
Withhold 197,306 1,400,390
Total 10,326,171 39,838,233

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NIM NXP
Common shares repurchased 0 0

Glossary of Terms Used in this Report

(Unaudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding
: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.

Statement Regarding Basis for Approval of
Investment Advisory Contract
(Unaudited)
Nuveen Select Maturities Municipal Fund
Nuveen Select Tax-Free Income Portfolio
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”)
of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each an “Investment Management
Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund.
Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset
Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not
“interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management
Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers”
and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members
considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.
The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board
Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-
advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); overall market and regulatory developments;
and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February
Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below.
The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; an overview of the primary and secondary markets for the Nuveen closed-end funds
(including, among other things, premium or discount data and commentary regarding the leverage management, share repurchase and shelf offering programs during 2023); a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April
Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex.
After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the
Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board
Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella.
The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. With respect to closed-end Nuveen funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective Nuveen fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.
In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.
With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-
Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the
Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. The Board performed its annual review of fund performance at its
February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions
(written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high.

In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.
The Board also considered that secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded at various periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further considered that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in providing higher levels of income.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For Nuveen Select Maturities Municipal Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2023, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2023 and ranked in the third quartile of its Performance Peer Group for the one- and five-year periods and first quartile for the three-year period ended December 31, 2023. In addition, the Fund outperformed its benchmark for the one-, three-
and five-year periods ended March 31, 2024 and ranked in the third quartile of its Performance Peer Group for the one-year period, first quartile for the three-year period and second quartile for the five-year period ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory
Agreements.
For Nuveen Select Tax-Free Income Portfolio, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023 and March 31, 2024. The Fund also ranked in the second quartile of its Performance Peer
Group for the one- and three-year periods ended December 31, 2023 and first quartile for the five-year period ended December 31,
2023. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended March 31,
2024 and second quartile for the three-year period ended March 31, 2024. In its review, the Board considered that the Performance Peer
Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and the actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) established by Broadridge. The Board
Members reviewed the methodology Broadridge employed to establish its Expense Universe and considered that differences between the applicable fund and its respective Expense Universe as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) meeting certain expense or fee criteria when compared to its Expense Universe and an analysis as to the factors contributing to each such fund’s relative net total expense ratio. In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-
related expenses (e.g., leverage costs) for certain of the closed-end funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for NFAL and the applicable sub-adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based. The Board Members considered, however, that NFAL and the sub-advisers (as applicable) would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when NFAL and/or a sub-
adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The
Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.
In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the
Sub-Adviser is the responsibility of NFAL, not the Funds.
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below.
For Nuveen Select Maturities Municipal Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were above the Expense Universe median. The Board, however, considered that the fee differential was primarily due to the composition of the Expense Universe, which contained only one other fund, which was another Nuveen fund.
For Nuveen Select Tax-Free Income Portfolio, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were below the Expense Universe median. The Board, however, considered the composition of the Expense Universe, which contained only one other fund, which was another Nuveen fund.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the
Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.
With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”)
for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds
(excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.
In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Statement Regarding Basis for Approval of Investment Advisory Contract
(continued)
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board
Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the
Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May
1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.
The Board also considered that with respect to Nuveen closed-end funds, although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and
529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
The Board considered that an affiliate of the Adviser received compensation in 2023 for serving as an underwriter on shelf offerings of existing
Nuveen closed-end funds and reviewed the amounts paid for such services in 2023 and 2022. In addition, the Board Members considered that the
Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each
Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0924P 3925466-INV-B-11/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Select Maturities Municipal Fund

Date: December 4, 2024	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2024	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: December 4, 2024	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)